The Eaton Vance Special Investment Trust
For the Stock Portfolio


[LOGO]


Annual Shareholder Report
December 31, 1995



Investment Adviser of Stock Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

-----------------------------------------------------------------------------
                               STOCK PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1995
-----------------------------------------------------------------------------
                            COMMON STOCKS -- 86.5%
-----------------------------------------------------------------------------
  SHARES   SECURITY                                                 VALUE
-----------------------------------------------------------------------------
           ADVERTISING - 3.1%
   90,000  Omnicom Group                                         $  3,352,500
                                                                 ------------
           AEROSPACE & DEFENSE - 1.8%
   40,000  General Motors Corp. Class H                          $  1,965,000
                                                                 ------------
           AGRICULTURE EQUIPMENT - 2.0%
   60,000  Deere & Co.                                           $  2,115,000
                                                                 ------------
           AUTOMOTIVE - 0.4%
   15,000  Ford Motor Co.                                        $    435,000
                                                                 ------------
           BANKS - 4.3%
   55,000  Bank of Boston Corp.                                  $  2,543,750
   14,331  Citicorp                                                   963,792
   26,766  Fleet Financial Group, Inc.                              1,090,714
                                                                 ------------
                                                                 $  4,598,256
                                                                 ------------
           BROADCASTING - 2.0%
  120,000  Comcast Corp. Class A                                 $  2,182,500
                                                                 ------------
           CHEMICALS - 4.7%
   20,000  DuPont (E.I.) deNemours & Co., Inc.                   $  1,397,500
  110,000  Praxair, Inc.                                            3,698,750
                                                                 ------------
                                                                 $  5,096,250
                                                                 ------------
           CONSUMER GOODS & SERVICES - 11.7%
   50,000  American Brands, Inc.                                 $  2,231,250
   55,000  Eastman Kodak Co.                                        3,685,000
   50,000  PepsiCo, Inc.                                            2,793,750
   17,100  Procter & Gamble Co.                                     1,419,300
   70,000  Seagram Co. Ltd.                                         2,423,750
                                                                 ------------
                                                                 $ 12,553,050
                                                                 ------------
           DRUGS & MEDICAL - 4.1%
   25,000  Johnson & Johnson Co.                                 $  2,140,625
   58,000  Pharmacia & Upjohn, Inc.                                 2,247,500
                                                                 ------------
                                                                 $  4,388,125
                                                                 ------------
           FINANCE & INSURANCE - 9.5%
   48,540  Allstate Corp.                                        $  1,996,208
   50,000  American General Corp.                                   1,743,750
   60,000  Block (H. & R.), Inc.                                    2,430,000
   35,000  MGIC Investment Corp. Wisc.                              1,898,750
   45,000  Progressive Corp.                                        2,199,375
                                                                 ------------
                                                                 $ 10,268,083
                                                                 ------------
           FOOD - 2.3%
   61,063  Conagra, Inc.                                         $  2,518,849
                                                                 ------------
           FOREST PRODUCTS - 2.3%
   75,000  Rayonier, Inc.                                        $  2,503,125
                                                                 ------------
           INTEGRATED OIL - 4.1%
   27,000  Exxon Corp.                                           $  2,163,375
   65,000  Phillips Petroleum Co.                                   2,218,125
                                                                 ------------
                                                                 $  4,381,500
                                                                 ------------
           INTERNATIONAL NEWS AGENCY - 0.8%
   15,000  Reuters Holdings PLC ADR                              $    826,875
                                                                 ------------
           MANUFACTURING - DIVERSIFIED - 1.4%
   25,000  Illinois Tool Works, Inc.                             $  1,475,000
                                                                 ------------
           METALS & MINING - 1.8%
  100,000  J & L Specialty Steel, Inc.                           $  1,875,000
                                                                 ------------
           OIL & GAS EXPLORATION - 6.8%
   50,000  Anadarko Petroleum Corp.                              $  2,706,250
   30,000  Texaco, Inc.                                             2,355,000
   40,000  Triton Energy Corp.                                      2,295,000
                                                                 ------------
                                                                 $  7,356,250
                                                                 ------------
           PUBLISHING - 4.2%
   15,000  Dow Jones & Co., Inc.                                 $    598,125
   30,000  Houghton Mifflin Co.                                     1,290,000
   30,000  McGraw-Hill, Inc.                                        2,613,750
                                                                 ------------
                                                                 $  4,501,875
                                                                 ------------
           REAL ESTATE INVESTMENT TRUSTS - 3.6%
   20,000  Beacon Properties Corp.                               $    460,000
   16,000  Chelsea GCA Realty, Inc.                                   480,000
   20,000  Equity Residential Properties Trust                        612,500
   20,000  Nationwide Health Properties, Inc.                         840,000
   10,000  Post Properties, Inc.                                      318,750
   18,000  Redwood Trust, Inc.                                        328,500
   20,000  ROC Communities, Inc.                                      480,000
   14,200  Trinet Corporate Realty Trust, Inc.                        386,950
                                                                 ------------
                                                                 $  3,906,700
                                                                 ------------
           RETAIL - 2.0%
  100,000  Toys "R" Us*                                          $  2,175,000
                                                                 ------------
           SAVINGS & LOAN - 1.3%
   55,000  Great Western Financial Corp.                         $  1,402,500
                                                                 ------------
           SEMICONDUCTORS - 3.6%
   25,000  Intel Corp.                                           $  1,418,750
   30,000  Motorola, Inc.                                           1,710,000
   15,000  Texas Instruments, Inc.                                    776,250
                                                                 ------------
                                                                 $  3,905,000
                                                                 ------------
           SPECIALTY CHEMICALS - 1.6%
   35,000  Loctite Corp.                                         $  1,662,500
                                                                 ------------
           TELECOMMUNICATIONS - 6.3%
   35,000  Ameritech Corp.                                       $  2,065,000
  100,000  Frontier Corp.                                           3,000,000
   30,000  SBC Communications, Inc.                                 1,725,000
                                                                 ------------
                                                                 $  6,790,000
                                                                 ------------
           UTILITIES - NATURAL GAS - 0.8%
   50,000  Western Gas Resources                                 $    806,250
                                                                 ------------
           TOTAL COMMON STOCKS
             (IDENTIFIED COST, $73,217,574)                      $ 93,040,188
                                                                 ------------

-----------------------------------------------------------------------------
                     CONVERTIBLE PREFERRED STOCKS - 5.3%
-----------------------------------------------------------------------------
   10,000  Ford Motor Co., 8.4%                                  $    947,500
  140,000  Freeport McMoRan Copper & Gold, 5%                       3,815,000
   10,000  Tejas Gas Corp., 5.25%                                     475,000
   10,000  Valero Energy Corp., 6.25%                                 515,000

           TOTAL CONVERTIBLE PREFERRED STOCKS
             (IDENTIFIED COST, $4,782,861)                       $  5,752,500
                                                                 ------------

-----------------------------------------------------------------------------
                           CONVERTIBLE BONDS - 4.2%
-----------------------------------------------------------------------------
        FACE AMOUNT
      (000'S OMITTED)
-----------------------------------------------------------------------------
              $  500  Beverly Enterprises, 7.625%, 3/15/03       $    477,500
                 750  Beverly Enterprises, 5.5%, 8/1/18               708,750
               1,920  INCO Ltd., 5.75%, 7/1/04                      2,524,800
                 840  Scandinavian Broadcasting System,
                        7.25%, 8/1/05                                 863,100
                                                                 ------------
                      TOTAL CONVERTIBLE BONDS
                        (IDENTIFIED COST, $4,078,750)            $  4,574,150
                                                                 ------------

-----------------------------------------------------------------------------
                              CORPORATE BOND - 0.0%
-----------------------------------------------------------------------------
        FACE AMOUNT
      (000'S OMITTED)                                               VALUE
-----------------------------------------------------------------------------
              $   50  H.P. Hood & Son, 7.50%, 2/1/01             $     39,400
                                                                 ------------
                      TOTAL CORPORATE BONDS
                        (IDENTIFIED COST, $50,000)               $     39,400
                                                                 ------------

-----------------------------------------------------------------------------
                        SHORT TERM INVESTMENTS - 3.7%
-----------------------------------------------------------------------------
             $3,056   General Electric Capital Corp.,
                         5.8%, 1/3/96                            $  3,055,014
                933   Melville Corp., 5.9%, 1/2/96                    932,849
                                                                 ------------
                      TOTAL SHORT TERM INVESTMENTS
                         AT AMORTIZED COST                       $  3,987,863
                                                                 ------------
                      TOTAL INVESTMENTS - 99.7%
                        (IDENTIFIED COST, $86,117,048)           $107,394,101
                      OTHER ASSETS, LESS LIABILITIES - 0.3%           323,174
                                                                 ------------
                      NET ASSETS - 100%                          $107,717,275
                                                                 ============

ADR -- American Depository Receipt
Note: Percentages shown are based on net assets

    The accompanying notes are an integral part of the financial statements

                               STOCK PORTFOLIO
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
     $86,117,048)                                               $107,394,101
  Cash                                                                   970
  Interest receivable                                                100,068
  Dividends receivable                                               207,809
  Deferred organization expenses (Note 1C)                            11,719
  Other receivables                                                   21,656
                                                                ------------
      Total assets                                              $107,736,323
LIABILITIES:
  Payable to affiliates --
    Trustees fees                                      $ 1,396
  Accrued expenses                                      17,652
                                                       -------
      Total liabilities                                               19,048
                                                                ------------
NET ASSETS applicable to investors' interest in Portfolio       $107,717,275
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $ 86,440,222
  Unrealized appreciation of investments (computed on
    the basis of identified cost)                                 21,277,053
                                                                ------------
      Total net assets                                          $107,717,275
                                                                ============

    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                     For the Year Ended December 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                      $   462,813
    Dividends (net of withholding tax of, $21,440)                  2,496,020
                                                                  -----------
      Total income                                                  2,958,833
  Expenses --
    Investment adviser fee (Note 3)                  $  606,215
    Compensation of directors, not members of the
      Investment Adviser's organization (Note 3)          7,482
    Custodian fee (Note 3)                               73,496
    Printing and postage                                    332
    Legal and accounting services                        28,943
    Amortization of organizational expenses
     (Note 1C)                                            3,248
    Miscellaneous                                        10,719
                                                     ----------
        Total expenses                                                730,435
                                                                  -----------
          Net investment income                                     2,228,398
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain (identified cost basis) --
    Investment transactions                          $9,926,132
    Written option transactions                         296,671
                                                     ----------
      Net realized gain                                           $10,222,803
  Change in unrealized appreciation on investments                 14,953,494
                                                                  -----------
        Net realized and unrealized gain on investments           $25,176,297
                                                                  -----------
          Net increase in net assets resulting from operations    $27,404,695
                                                                  ===========

    The accompanying notes are an integral part of the financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1995          1994*
                                                   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                          $  2,228,398   $   908,166
    Net realized gain (loss) on investment
     transactions                                    10,222,803    (2,035,741)
    Change in unrealized appreciation of
     investments                                     14,953,494    (1,601,217)
                                                   ------------   -----------
      Net increase (decrease) in net assets
         resulting from operations                 $ 27,404,695   $(2,728,792)
                                                   ------------   -----------
  Capital transactions --
    Contributions                                  $ 13,753,042   $ 2,390,694
    Withdrawals                                     (18,959,497)   (5,494,445)
                                                   ------------   -----------
      Decrease in net assets resulting from
         capital transactions                      $ (5,206,455)  $(3,103,751)
                                                   ------------   -----------
        Total increase (decrease) in net assets    $ 22,198,240   $(5,832,543)
NET ASSETS:
  At beginning of year                               85,519,035    91,351,578
                                                   ------------   -----------
  At end of year                                   $107,717,275   $85,519,035
                                                   ============   ===========

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                                       1995          1994*
                                                   -------------  ------------
RATIOS (to average daily net assets):
  Expenses                                             0.75%      0.73%+
  Net investment income                                2.30%      2.45%+
PORTFOLIO TURNOVER                                      108%        28%

+ Computed on an annualized basis.
* For the period from the start of business, August 1, 1994 to December 31, 1994.

   The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Stock Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS -- Investments in securities traded on a national securities exchange or in the NASDAQ National Market are valued on the basis of the last reported sales prices on the last business day of the period. If no sale is reported on that date, a security is valued, if quoted on such a day, at not lower than the old bid price nor higher than the asked prices. Prices on such exchanges will not be used for valuing debt securities if in the Trustees judgment, some other valuation method more accurately reflects the fair market value of such a security. Securities for which over-the-counter market quotations are readily available are valued on the basis of the mean between the last bid and asked prices. Short-term securities are valued at cost, which approximates market value. All other securities and assets are appraised to reflect their fair value as determined in good faith by the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated invest- ment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

D. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

E. WRITTEN OPTIONS -- The Fund may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregrated $99,400,340 and $102,585,387, respectively.

------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1995, the fee amounted to $606,215. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. All significant credit balances used to reduce the Funds custody fees are reported as a reduction of expenses in the statement of operations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1995, no significant amounts have been deferred.

------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period. At December 31, 1995, the Fund did not have an outstanding balance pursuant to the line of credit.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $86,041,047
                                                                  ===========
Gross unrealized appreciation                                     $22,128,189
Gross unrealized depreciation                                         775,135
                                                                  -----------
Net unrealized appreciation                                       $21,353,054
                                                                  ===========

------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS
The Fund regularly trades in financial instruments with off-balance-sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1995 is as follows:

Written Option Transactions

Transactions in written options for the year ended December 31, 1995 were as follows:
                                          PRINCIPAL AMOUNTS
                                             OF CONTRACTS
                                           (000'S OMITTED)           PREMIUMS
                                           ---------------           --------

Outstanding, beginning of period                 --                    --
  Options written                              (990)               ($296,671)
  Options exercised                             990                  296,671
  Options expired                                --                    --
                                               ----                ---------
Outstanding, end of period                        0                $       0
                                               ====                =========

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF STOCK PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Stock Portfolio, including the portfolio of investments, as of December 31, 1995, the related statement of operations for the year then ended, and the changes in net assets and supplementary data for the year ended December 31, 1995 and for the period from August 1, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Stock Portfolio as of December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and supplementary data for the year ended December 31, 1995 and for the period from August 1, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

INVESTMENT MANAGEMENT FOR STOCK PORTFOLIO

OFFICERS                               INDEPENDENT TRUSTEES

JAMES B. HAWKES                        DONALD R. DWIGHT
President, Trustee                     President, Dwight Partners, Inc.
                                       Chairman, Newspapers of New England, Inc.
LANDON T. CLAY
Vice President, Trustee                SAMUEL L. HAYES, III
                                       Jacob H. Schiff Professor of
M. DOZIER GARDNER                      Investment Banking,
Vice President                         Harvard University Graduate School
                                       of Business Administration
PETER F. KIELY
Vice President and                     NORTON H. REAMER
Portfolio Manager                      President and Director, United Asset
                                       Management Corporation
JAMES L. O'CONNOR
Treasurer                              JOHN L. THORNDIKE
                                       Vice President and Director,
THOMAS OTIS                            Fiduciary Company Incorporated
Secretary
                                       JACK L. TREYNOR
                                       Investment Adviser and Consultant